Income Taxes - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010	Jul. 01, 2012	Dec. 31, 2010	Jun. 30, 2009	Jun. 30, 2008
Income Taxes [Line Items]
Net operating losses, Federal	$ 13,100,000
Net operating losses, State	39,400,000
Tax credit carryforwards	1,357,000	858,000	781,000
Valuation allowance comparison	100,000	4,500,000	11,200,000
Increase aggregate ownership of stockholders in stock	50.00%
Undistributed earnings of foreign corporations not included in consolidated federal income tax returns	800,000	800,000	200,000
Total unrecognized tax benefit	710,000	519,000	374,000	500,000	447,000	185,000	98,000
Interest and penalties associated with unrecognized tax benefits	200,000
Federal
Income Taxes [Line Items]
Tax credit carryforwards	900,000
Net operating losses, Expiration	2024
Net Operating Losses Relate to Stock Based Compensation	6,800,000
Research credit carryforwards	900,000
State
Income Taxes [Line Items]
Tax credit carryforwards	900,000
Net operating losses, Expiration	2018
Net Operating Losses Relate to Stock Based Compensation	4,200,000
Research credit carryforwards	$ 900,000